File Nos. 33-________
                                                                    811-_______

                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     Pre-Effective Amendment No.                                      [_]

     Post-Effective Amendment No.                                     [ ]

                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     Amendment No.                                                    [ ]

(Check appropriate box or boxes.)

                        DREYFUS STABLE VALUE MUTUAL FUND
               (Exact Name of Registrant as Specified in Charter)


          c/o The Dreyfus Corporation
          200 Park Avenue, New York, New York          10166
          (Address of Principal Executive Offices)     (Zip Code)

     Registrant's Telephone Number, including Area Code: (212) 922-6000

                              Mark N. Jacobs, Esq.
                                200 Park Avenue
                            New York, New York 10166
                    (Name and Address of Agent for Service)

                                    copy to:

                               Lewis G. Cole, Esq.
                          Stroock & Stroock & Lavan LLP
                                 180 Maiden Lane
                          New York, New York 10038-4982

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement is declared effective.

===============================================================================

===============================================================================

     The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with
     Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

===============================================================================


                        DREYFUS STABLE VALUE MUTUAL FUND
                 Cross-Reference Sheet Pursuant to Rule 495(a)
Items in
Part A of
Form N-1A     Caption                                                Page
---------     -------                                                ----

  1           Front and Back Cover Pages                             Covers

  2           Risk/Return Summary:  Investments, Risks,                3
              and Performance

  3           Risk/Return Summary:  Fee Table                          5

  4           Investment Objectives, Principal Investment              2
              Strategies, and Related Risks

  5           Management's Discussion of Fund Performance              4

  6           Management, Organization, and Capital Structure          6

  7           Shareholder Information                                  8

  8           Distribution Arrangements                               11

  9           Financial Highlights Information                         7

Items in
Part B of
Form N-1A
---------

  10          Cover Page, Table of Contents                          Cover

  11          Fund History                                           B-2

  12          Description of the Fund and its Investments
              and Risks                                              B-2

  13          Management of the Fund                                 B-8

  14          Control Persons and Principal                          B-13
              Holders of Securities

  15          Investment Advisory and Other                          B-13
              Services

  16          Brokerage Allocation and Other Practices               B-14

  17          Capital Stock and Other Securities                     B-27

  18          Purchase, Redemption and Pricing                       B-15
              of Securities Being Offered

  19          Tax Status                                             *

  20          Underwriters                                           B-26

  21          Calculations of Performance Data                       B-27

  22          Financial Statement                                    B-28

Items in
Part C of
Form N-1A
---------

  23          Exhibits                                               C-1

  24          Persons Controlled by or Under                         C-2
              Common Control with the Fund

  25          Indemnification                                        C-2

  26          Business and Other Connections of                      C-2
              Investment Adviser

  27          Principal Underwriters                                 C-8

  28          Location of Accounts and Records                       C-11

  29          Management Services                                    C-11

  30          Undertakings                                           C-11

                   SUBJECT TO COMPLETION DATED JULY 21, 1998

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

DREYFUS
STABLE VALUE MUTUAL FUND

Investing in fixed-income securities and money market instruments, and entering into Wrapper Agreements to provide a high level of current income while maintaining a stable net asset value per share.


PROSPECTUS  September __, 1998

                                                                  DREYFUS [LOGO]


As with all mutual funds, the Securities and Exchange Commission does not guarantee that the information in this prospectus is accurate or complete, nor has it judged this fund for investment merit. It is a criminal offense to state otherwise.

                                                                        CONTENTS


                                    THE FUND
--------------------------------------------------------------------------------

What every investor should             2          Who May Invest
know about the fund
                                       3          Goal/Approach

                                       5          Main Risks

                                       6          Expenses

                                       8          Management

                          INVESTOR ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Information for managing               9           Account Policies
a fund account
                                      13           Distributions and Taxes

                                      14           Services for Fund Investors

                                      16           Instructions for Accounts



                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

Where to learn more about                          Back Cover
this and other
Dreyfus  funds

Dreyfus STABLE VALUE MUTUAL FUND                                       THE FUND
        Ticker Symbol: _____________


[ICON]            WHO MAY INVEST

The fund is designed for investors seeking preservation of principal, a stable net asset value per share and a level of current income higher than that of money market funds over most time periods. For investors "rolling" over assets from an employee benefit plan to individual retirement plan accounts (IRAs), the fund is designed as a comparable investment to stable value investment options offered in employee benefit plans.

The fund offers three classes of shares--Class P, Class S and Class Q.

Class P and Class S shares are offered only to:

         * employee benefit plans qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code").

         *    employee benefit plans qualified under Section 403(b) of the Code.

         * eligible deferred compensation plans as defined in Section 457 of the Code.

         * government plans as defined in Section 414(d) of the Code (together with the employee benefit plans and deferred compensation plans, "Plans").

         * bank collective investment funds holding exclusively assets of U.S. employee benefit plans qualified under Section 401(a) of the Code and tax exempt under Section 501(a) of the Code and other plans eligible to invest in bank maintained collective investment funds ("Bank Collective Funds").

Class Q shares are offered only to investors investing in fund shares through a tax-deferred retirement plan such as:

         *    traditional IRAs.

         *    IRAs set up under a Simplified Employee Pension Plan (SEP-IRAs).

         *    Roth IRAs.

         *    Keogh Plans.

         *    403(b)(7) Plans with only one participant.

         *    other tax-deferred retirement accounts.

Class P, Class S and Class Q shares are identical, except as to the services offered to and the expenses borne by each Class. Holders of Class S and Class Q shares, for example, will receive certain account maintenance services that are not provided to holders of Class P shares. Because of the differences in expenses, absent fee waivers or expense reimbursements, the performance of Class Q shares should be expected to be lower than that of Class S shares and the performance of Class Q shares and Class S shares should be expected to be lower than that of Class P shares.

[ICON]    GOAL/APPROACH

The fund seeks to provide a high level of current income while maintaining a stable net asset value per share. The fund is one of a relatively few "stable value" mutual funds. It is designed to provide a stable net asset value per share while generating returns higher than money market funds over time and, thus, may be an attractive investment alternative to money market funds, short-term bond funds and other high quality fixed-income funds. Like a typical high quality fixed-income fund, the fund invests in investment grade debt instruments in pursuit of its objective of current income. What is different is that the fund's net asset value, while not fixed at $1.00 per share like a money market fund, should be considerably more stable than a typical high quality fixed-income fund. This is because the fund will trade the ability to obtain market value capital appreciation and some yield from its portfolio for protection from a decline in the value of its portfolio caused by changes in interest rates. To do so, the fund will purchase Wrapper Agreements from financial institutions, such as banks and insurance companies ("Wrap Providers"). Under a typical Wrapper Agreement, if the fund sells a portfolio security at less than its cost plus interest, the Wrap Provider will pay the fund the difference. If the fund sells a portfolio security for more than this amount, the fund will pay the Wrap Provider the difference.


[LEFT SIDE BAR]

CONCEPTS TO UNDERSTAND

WRAPPER AGREEMENTS: are designed to stabilize the fund's net asset value per share ("NAV") by offsetting fluctuations in the value of the fund's portfolio securities. The Wrap Provider agrees to maintain the "Book Value" of fund assets covered by the Wrapper Agreement ("Covered Assets") up to a specified maximum dollar amount. For example, if the fund has to sell Covered Assets to meet redemption requests, and their fair market value is less than Book Value, the Wrap Provider will be obligated to pay the fund all or a portion of the difference between the fair market value and corresponding Book Value of the Covered Assets sold. If fair market value of the Covered Assets sold exceeds the corresponding Book Value, the fund will be obligated to pay all or a portion of the difference to the Wrap Provider.

BOOK VALUE: the purchase price of the Covered Assets, (i) plus interest at a rate specified in the Wrapper Agreement ("Crediting Rate," which is less than the rate on the Covered Assets because it reflects costs payable to the Wrap Provider under the Wrapper Agreement), and (ii) less an adjustment to reflect any defaulted securities.

                         -------------------------------

The fund expects to invest at least 65% of its assets in fixed-income securities including: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (Government Securities); U.S. dollar denominated debt securities and securities with debt-like characteristics of domestic and foreign issuers, including corporations, partnerships, trusts or similar entities, and sovereign or supranational entities; mortgage-related securities, including collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs); and asset-backed securities.

In addition, the fund may invest up to 35% and, under normal conditions, expects to invest at least 10% of its assets in short-term money market instruments for purposes of liquidity. Up to 100% of its assets may be invested in such instruments for temporary defensive purposes.

Under normal market conditions, the fund will invest in a portfolio of securities that has an effective duration ranging between 2 and 4.5 years. The average dollar-weighted credit rating of the fund's portfolio securities will be at least AA/Aa by a rating agency.

[LEFT SIDE BAR]

CONCEPTS TO UNDERSTAND

DURATION: a way of measuring a security's maturity in terms of the average time required to receive the present value of all interest and principal payments, which incorporates the security's yield, coupon interest payments, final maturity and option features into one measure. Duration is an alternative to the concept of "term to maturity" in assessing the price volatility associated with a 1% change in interest rates. Generally, the longer the duration, the more volatility an investor should expect. For example, the market price of a bond with a duration of two years would be expected to decline 2% if interest rates rose 1%.

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. Securities rated in the highest category (AAA/Aaa) have extremely strong capacity to pay interest and principal and carry the smallest degree of investment risk. Securities with the second highest credit rating have very strong capacity to make all payments, but the margins of protection may not be as large as in the highest category. Securities rated in the lowest investment grade category (BBB/Baa) are considered to lack outstanding investment characteristics and may have speculative characteristics as well.

                       ----------------------------------

The fund's managers will select fixed-income securities for the fund's portfolio either actively or on an indexed basis. Fixed-income securities selected actively must be rated AAA/Aaa by a rating agency. In selecting fixed-income securities on an indexed basis, the fund's managers will seek to overweight sectors of the Lehman Brothers Aggregate Bond Index that have positive yield spreads. The Index represents the entire U.S. taxable bond market, including U.S. Government securities, mortgage-related securities and investment grade corporate bonds. The managers will use a statistically based "sampling" technique to select securities from the Index to achieve the desired sector weightings. Once established, sector weightings will be adjusted at least quarterly. The manager may use futures contracts instead of buying securities directly.

The fund will seek to cover all of its portfolio of fixed-income securities with Wrapper Agreements by investing not more than 15% of its net assets in such agreements. The fund will enter into Wrapper Agreements with Wrap Providers that are rated, at the time of purchase, in one of the two highest long-term rating categories by a rating agency. If a Wrap Provider's credit rating is downgraded below investment grade, the fund will terminate the Wrapper Agreement and replace the Wrap Provider.

[ICON]    MAIN RISKS

While the combination of portfolio securities and Wrapper Agreements held by the fund is expected to provide a constant NAV and a current rate of return that is higher than most money market mutual funds, there can be no guarantee that either will be accomplished. The fund will incur certain costs in connection with its Wrapper Agreements which may reduce the fund's investment return as compared to a direct investment in the Covered Assets. In addition, the Wrap Provider might default on its obligations, or the fund might not obtain Wrapper Agreements for all its assets, potentially resulting in a decline in NAV.

[LEFT SIDE BAR]

CONCEPTS TO UNDERSTAND

The fund's net asset value, while not fixed at $1.00 per share like a money market fund, should be considerably more stable than a typical high quality fixed-income fund. Nevertheless, it is possible to lose money by investing in the fund.

                       ----------------------------------


Among the risks that potentially could reduce the fund's return or NAV are:

         * any of the fund's portfolio securities could have its credit rating downgraded or could default. Wrapper Agreements usually do not require the Wrap Provider to assume the credit risk associated with the issuer of any Covered Assets. Downgrades below investment grade and defaults by the issuer of Covered Assets usually will cause such assets to be removed from the coverage of a Wrapper Agreement.

         * interest rates could rise sharply, causing the value of the fund's portfolio securities, and NAV, to drop. Alternatively, if interest rates decrease sharply and the value of the fund's portfolio securities rises, the
              value of the Wrapper Agreements is expected   to
              decrease proportionately and may have a negative value and thus be a liability of the fund.

         * failure to obtain a replacement Wrapper Agreement with substantially the same terms as a maturing or terminating Wrapper Agreement. If at such time the fair market value of the Covered Assets is less than or greater than Book Value, the fund may be required to reduce or increase, respectively, the fund's NAV accordingly. Further, if the new Wrapper Agreement contains unfavorable terms, such as a higher fee, the fund's return may be adversely affected.

[LEFT SIDE BAR]

OTHER POTENTIAL RISKS

There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, the fund will consider them to be illiquid.

The fund may engage in options and futures transactions primarily to hedge its portfolio but also as a substitute for taking a market position in the underlying securities. Such practices may reduce returns or increase volatility.

The fund may buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the fund's gains or losses. The fund also may lend its portfolio securities to brokers, dealers and other financial institutions, which could subject the fund to risk of loss if the institution breaches its agreement with the fund.

The fund may invest in mortgage-related securities that are complex derivative instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid than more traditional debt securities. During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity which generally would cause the value of such security to fluctuate more widely in response to changes in interest rates. Were prepayments to decrease broadly, the fund's effective duration, and thus sensitivity to interest rate fluctuations, would increase.

                ------------------------------------------------


The fund is NOT a money market mutual fund. The fund's portfolio securities will have a longer average maturity than those of money market funds and, consequently, its yield will not track the movement of current market rates of return as closely as a money market fund.

An investment in the fund is not a bank deposit. It is not FDIC-insured or government endorsed. It is not a complete investment program.

[ICON]    EXPENSES

Fund investors pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from the investor's account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the fund's share price.
-------------

FEE TABLE

                                         CLASS P        CLASS S       CLASS Q
SHAREHOLDER TRANSACTION FEES
% OF TRANSACTION AMOUNT
Maximum redemption fee                    2.00%          2.00%         2.00%

-------------

ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS
Management fees                          0.35%           0.35%         0.35%
Shareholder Service Plan expenses        None            0.25%         0.25%
Other expenses                           0.40%           0.40%         0.60%
-------------------------------------------------------------------------------
      TOTAL                              0.75%           1.00%         1.20%

      -------------

EXPENSE EXAMPLE

ASSUMING REDEMPTION
AT THE END OF EACH PERIOD
SUBJECT TO THE
REDEMPTION FEE:                  1 year         $____      $____        $____
                                 3 years        $____      $____        $____


ASSUMING NO  REDEMPTION
AT THE END OF EACH PERIOD:       1 year         $____      $____        $____
                                 3 years        $____      $____        $____


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual returns and expenses will be different, the example is for comparison only.

--------------------------------------------------------------------------------

[LEFT SIDE BAR]

CONCEPTS TO UNDERSTAND

REDEMPTION FEE: the fee retained by the fund primarily to offset the transaction costs in connection with certain redemptions. Redemptions made upon less than 6 months' prior written notice to the fund are subject to a 2% redemption fee and those made upon 6 to 12 months' prior written notice to the fund are subject to a 1% redemption fee. Redemptions made upon at least 12 months' prior written notice to the fund and certain other redemptions as described herein are not subject to any redemption fee.

MANAGEMENT FEE: the fee paid to the investment adviser for supervising and assisting in the fund's management.

SHAREHOLDER SERVICE PLAN EXPENSES: the fund has adopted a Shareholder Services Plan with respect to Class S and Class Q shares pursuant to which it pays the fund's distributor for shareholder account service and maintenance provided to the holders of such shares.

OTHER EXPENSES: estimated fees to be paid by the fund for the current fiscal year for purchasing Wrapper Agreements and for miscellaneous items such as transfer agency, custody, professional and registration fees.

FEE WAIVERS AND EXPENSE REIMBURSEMENTS: The Dreyfus Corporation has agreed that if certain fund expenses, including the management fee, exceed 0.55% with respect to Class P, 0.80% with respect to Class S or 1.00% with respect to Class Q of the fund's average daily net assets, The Dreyfus Corporation will waive its management fee or bear certain other fund expenses to the extent of the excess. This undertaking is voluntary and may be terminated at any time.

                ------------------------------------------------


[ICON]   MANAGEMENT

The fund's investment adviser is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $100 billion in over 150 mutual fund portfolios. Dreyfus is the mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $325 billion of assets under management and $1.6 trillion of assets under administration, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity, and offers the potential for measuring performance and volatility in consistent ways.

The fund's primary portfolio managers are Eric W. Baumhoff and Laurie A. Carroll. Mr. Baumhoff and Ms. Carroll have been employed by Dreyfus as portfolio managers since ____________ and October 1994, respectively. Mr. Baumhoff is the Chief Investment Officer of Certus Asset Advisors, an affiliate of Dreyfus, where he has been employed since 1990. Ms. Carroll is a Senior Vice President and portfolio manager at Mellon Bank where she has been employed since 1986.

[LEFT SIDE BAR]

CONCEPT TO UNDERSTAND

YEAR 2000 ISSUES: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

While year 2000-related computer problems could have a negative effect on the fund, Dreyfus is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps.
                     -------------------------------------

                                                    INVESTOR ACCOUNT INFORMATION

[ICON]  ACCOUNT POLICIES

BUYING SHARES

Fund shares are sold at NAV, which generally is calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase orders will be priced at the next NAV calculated after the order is accepted by the fund or other entity authorized to accept orders on behalf of the fund. The fund's investments are valued generally by using available market quotations or at fair value which may be determined by one or more pricing services approved by the fund's board. The fair value of a Wrapper Agreement generally will be equal to the difference between the Book Value and the market value of the applicable Covered Assets after consideration is given to the credit rating of the Wrap Provider and its ability to pay amounts due under the Wrapper Agreement. If the board determines that a Wrap Provider is unable to make such payments, the board may assign a value to the Wrapper Agreement that is less than the difference between the Book Value and the market value of the Covered Assets, which might adversely affect the fund's ability to maintain a stable NAV.



MINIMUM INVESTMENTS

                           Initial                          Additional
--------------------------------------------------------------------------------

CLASS P                    $2,500                              $100
CLASS S                    $2,500                              $100
CLASS Q                    $2,500                            no minimum



All investments must be in U.S. dollars. Third-party checks cannot be accepted. An investor may be charged a fee for any check that does not clear.

From time to time, the fund may discontinue offering Class Q shares for certain periods of time upon notice to investors.

[LEFT SIDE BAR]

TRANSFER RESTRICTIONS

A Plan or Bank Collective Fund investing in the fund must restrict participants in such Plan or in the employee benefit plans investing in the Bank Collective Fund, respectively, from transferring any of their investment in the fund to a different fixed-income investment having a targeted average duration of 3.5 years or less, or seeking to maintain a stable value per unit or share ("Competing Fund"). Such participants may, however, transfer their investment to a non- Competing Fund and, after at least a three-month period in such non-Competing Fund, transfer to a Competing Fund without restriction.
                     -------------------------------------

SELLING SHARES

Investors may sell (redeem) shares at any time. Shares will be redeemed at the next NAV calculated after the investor's order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. However, shares of investors giving prior written notice of a redemption, will be redeemed at the next NAV calculated after the applicable notice period has expired. Redemption orders will be processed promptly after receipt of a redemption request (or, if prior written notice has been given, after the notice period has expired), and investors generally will receive the redemption proceeds within a week. Any certificates representing fund shares being redeemed must be returned with the redemption request. A copy of the form of written notice required for shareholders who desire to give prior notice of a redemption may be obtained from the fund.

The fund will deduct a redemption fee of 2% (1% for redemptions made upon at least 6 but less than 12 months' prior written notice to the fund) of the NAV of fund shares redeemed or exchanged, except upon the redemption or exchange of shares of (1) any Class for which at least 12 months' prior written notice has been given to the fund, (2) Class P or Class S in connection with a redemption directed by a Plan participant, (3) Class Q because of death or disability, or
(4) Class Q by an investor who has attained the age of 59 1/2 and held the shares for at least 12 consecutive months.

BEFORE REDEEMING RECENTLY PURCHASED SHARES, please note that:

                  * if the fund has not yet collected payment for the shares being redeemed, it may delay sending the proceeds until it has collected payment, which may take up to eight business days.

[LEFT SIDE BAR]

WRITTEN SELL (REDEMPTION) ORDERS

Some circumstances require that written sell orders be signature guaranteed. These include:

                  *   amounts of $100,000 or more

                  * amounts of $1,000 or more on Class Q accounts if the investor's address has been changed within the last 30 days

                  * requests to send the proceeds to a different payee or address

A SIGNATURE GUARANTEE helps protect against fraud. Investors can obtain one from most banks or securities dealers, but not from a notary public. Please call us to ensure that the signature guarantee will be processed correctly.

                        --------------------------------

GENERAL POLICIES

IF AN ACCOUNT FALLS BELOW $2,500, the fund may ask the account holder to increase the account balance. If it is still below $2,500 after 45 days, the fund may close the account and send the proceeds to the account holder.

UNLESS THE INVESTOR DECLINES TELEPHONE PRIVILEGES, the investor may be responsible for any fraudulent telephone orders as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

                  * refuse any purchase or exchange request that could adversely affect the fund or its operations (such as requests in excess of 1% of the fund's total assets).

                  * change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions.

                  *   change its minimum investment amounts.

                  * delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions or during unusual market conditions).

[LEFT SIDE BAR]

PLAN AND BANK COLLECTIVE FUND INVESTMENTS

Plan participant-directed purchases, exchanges and redemptions of fund shares are made in accordance with the specific provisions of the relevant Plan or Bank Collective Fund, subject to the fund's restrictions. Plans and Bank Collective Funds may have different policies about the timing and method of effecting transactions in fund shares, and may charge transaction fees. Plan participants should contact their Plan administrator for details. The Bank Collective Fund and Plan are responsible for transmitting orders to the fund in proper form.

Contact your Plan administrator or recordkeeper if you have questions about your account.

                        --------------------------------

The fund also may make a "redemption in kind" -- payment in portfolio securities or Wrapper Agreements, rather than cash -- if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

[ICON]    DISTRIBUTIONS AND TAXES

The fund pays its shareholders dividends from its net investment income, and distributes any net capital gains that it has realized. Dividends will be declared daily and paid monthly, and any net capital gains will be distributed annually. An additional annual distribution ("Additional Distribution") may be paid to satisfy the tax requirement that the fund distribute each year substantially all of its investment company taxable income. Distributions will be reinvested in fund shares, unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvested distributions.

Dividends paid by each Class will be calculated at the same time and in the same manner and will be of the same amount, except that the expenses attributable solely to a particular Class will be borne exclusively by such Class. Class Q shares will receive lower per share dividends than Class S shares which will receive lower per share dividends than Class P shares because of the higher expenses borne by the relevant Class.

The fund may declare and pay dividends in amounts which are not equal to the amount of the net investment income it actually earns. If distributions exceed the income earned, the excess may be considered a return of capital. If the income earned exceeds the amount of the dividends distributed, the fund may make an Additional Distribution of the excess. From time to time, to maintain a stable NAV, the fund may reverse split shares in an amount that will cause the total number of shares held by each shareholder that reinvests dividends to remain the same as before that distribution was paid.

[LEFT SIDE BAR]

CONCEPT TO UNDERSTAND

REVERSE SHARE SPLIT: if the fund declares an Additional Distribution of $0.10 per share when NAV is $10.00, a shareholder holding one share would receive 0.01 additional shares on reinvestment of that distribution. If no reverse split were declared, NAV would be approximately $9.90 and the total value of the 1.01 shares held by the shareholder would be $10.00. If a 1.01 for 1 reverse share split were declared, however, the shareholder's 1.01 shares would become one share having an NAV of $10.00. The reverse share split would not affect the total value of the shareholder's shares.

                             -----------------------

Dividends paid by the fund to Plans, certain IRAs and other tax-deferred accounts ordinarily will not be subject to taxation until the proceeds are distributed from the Plan or IRA. Plan participants should consult with their Plan administrator and other investors should consult with a professional tax adviser regarding the tax consequences associated with an investment in the fund.

[ICON]   SERVICES FOR FUND INVESTORS


EXCHANGE PRIVILEGE

INVESTORS CAN EXCHANGE from one Dreyfus fund into another. Investors can request an exchange in writing or, for Class Q shares only, by phone. Investors are urged to read the current prospectus for any fund into which an exchange is being made. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). The fund will impose any applicable redemption fee on the shares being exchanged. Investors may be charged a sales load on any fund that has one.

ACCOUNT STATEMENTS

EVERY DREYFUS INVESTOR automatically receives regular account statements.

[LEFT SIDE BAR]

RETIREMENT PLANS

Dreyfus offers a variety of retirement plans, including traditional, Roth and Education IRAs. Here's where to call for information:

*    for traditional, rollover and Roth IRAs, call 1-800-645-6561

*    for SEP-IRAs, 401(k) and 403(b) accounts, call 1-800-322-7880

*    for Keogh accounts, call 1-800-358-5566

DREYFUS FINANCIAL CENTERS

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning. Our experienced financial consultants can help investors make informed choices and provide personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the nearest Financial Center, call 1-800-499-3327.

                     --------------------------------------


                                                       INSTRUCTIONS FOR ACCOUNTS

TO OPEN AN ACCOUNT

[ICON]  In Writing

Complete the appropriate application.
Mail the application and a check to:

The Dreyfus Family of Funds
P.O. Box 9387, Providence, RI  02940-9387
                  *     *     *
 For Dreyfus retirement plan accounts:
The Dreyfus Trust Company, Custodian
P.O. Box 6427, Providence, RI 02940-6427

[ICON]    By Telephone

WIRE Have your bank send your investment to The Bank of New York, with these instructions:
*    DDA# ______________
*    the fund name
*    your Social Security or tax ID number
*    name(s) of investor(s)

Call us to obtain an account number.
Return your application.

(Not available for Class Q.)

[ICON]   Via the Internet

COMPUTER Visit the Dreyfus Web site, http://www.dreyfus.com and follow the instructions to download an account application.

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:

The Dreyfus Family of Funds
P.O. Box 9387, Providence, RI  02940-9387
                  *     *     *
For Dreyfus retirement plan accounts:
The Dreyfus Trust Company, Custodian
P.O. Box 6427, Providence, RI  02940-6427

TO SELL SHARES

Write a letter of instruction that includes:
* your name(s) and signature(s)
* your account number
* the fund name
* the dollar amount you want to sell
* the date the request is to be effective (if 6 months or more)
* how and where to send the proceeds
* whether the distribution is qualified or premature
* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see "Account Policies--Selling Shares").

Mail your request to:

The Dreyfus Family of Funds



P.O. Box 9387, Providence, RI  02940-9387
                  *     *     *
For Dreyfus retirement plan accounts:
The Dreyfus Trust Company, Custodian
P.O. Box 6427, Providence, RI 02940-6427

WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

CHECK Call us to request your transaction. A check will be sent to the address of record.

(Not available for Class Q.)

SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

[RIGHT SIDE BAR]

To reach Dreyfus, call toll free in the U.S.

1-800-645-6561

Outside the U.S. call 516-794-5452

Make checks payable to:

THE DREYFUS FAMILY OF FUNDS
                  *     *     *
For Dreyfus retirement plan accounts:

THE DREYFUS TRUST COMPANY, CUSTODIAN

Investors also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when the account will be credited or debited.

 CONCEPTS TO UNDERSTAND

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although banks may charge a fee to send or receive wire transfers.

ELECTRONIC CHECK: for transferring money out of a bank account. The transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

                     ---------------------------------------

                              FOR MORE INFORMATION

DREYFUS STABLE VALUE MUTUAL FUND
SEC file number:  811-________


     More information on this fund is available free upon request, including the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     The SAI provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

[LEFT SIDE BAR]

     TO OBTAIN INFORMATION:

     BY TELEPHONE
     Call 1-800-645-6561

     BY MAIL Write to:
     Dreyfus Family of Funds
     144 Glenn Curtiss Boulevard
     Uniondale, NY  11556-0144

     BY E-MAIL Send your request to info@dreyfus.com

     ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from:

     SEC
     http://www.sec.gov

     DREYFUS
     http://www.dreyfus.com

     You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(C) 1998, Dreyfus Service Corporation

                   SUBJECT TO COMPLETION, DATED JULY 21, 1998

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY ANY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.



                        DREYFUS STABLE VALUE MUTUAL FUND
                          CLASS P, CLASS S AND CLASS Q
                       STATEMENT OF ADDITIONAL INFORMATION
                              ______________, 1998


     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus STABLE VALUE Mutual Fund (the "Fund"), dated _________, 1998, as it may be revised from time to time. To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call the following numbers:

              Call Toll Free 1-800-645-6561
              In New York City -- Call 1-718-895-1206
              Outside the U.S. -- Call 516-794-5452



                                TABLE OF CONTENTS

                                                                            PAGE

Description of the Fund....................................................B-2
Management of the Fund.....................................................B-16
Management Agreement.......................................................B-19
How to Buy Shares..........................................................B-21
Shareholder Services Plan..................................................B-21
How to Redeem Shares.......................................................B-21
Shareholder Services.......................................................B-24
Determination of Net Asset Value...........................................B-26
Dividends, Distributions and Taxes.........................................B-26
Portfolio Transactions.....................................................B-28
Performance Information....................................................B-29
Information About the Fund.................................................B-30
Counsel and Independent Auditors...........................................B-31
Appendix...................................................................B-32
Financial Statement and Report of Independent Auditors.....................B-46

                             DESCRIPTION OF THE FUND

     The Fund is a Massachusetts business trust formed on May 14, 1993, and has not commenced operations as of the date hereof. The Fund is an open-end management investment company. The Fund is a diversified fund, which generally means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer.

     The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser.

     Premier Mutual Fund Services, Inc. (the "Distributor") serves as the distributor of the Fund's shares.

WRAPPER AGREEMENTS

     A central feature of the Fund's investment program is its ability to purchase Wrapper Agreements. A Wrapper Agreement is a contract between the Fund and a bank, insurance company or other financial institution (a "Wrap Provider"), under which the Wrap Provider agrees to make payments to the Fund upon the occurrence of certain events. Wrapper Agreements will be purchased by the Fund to stabilize the Fund's net asset value per share by offsetting fluctuations in the value of the Fund's portfolio securities under certain conditions. Under normal circumstances, the value of the Fund's Wrapper Agreements is expected to vary inversely with the value of the Fund's assets covered by such Wrapper Agreements (the "Covered Assets"). When the value of the Covered Assets is less than their "Book Value" (essentially the purchase price of the Covered Assets plus any accrued net income thereon), the Wrapper Agreements will be assets of the Fund with a value equal to such deficiency. Alternatively, when the value of the Covered Assets is more than their Book Value, the Wrapper Agreements will be liabilities of the Fund with a value equal to such excess. Under normal conditions, the sum of the total value of the Fund's Wrapper Agreements plus the total value of all of the Fund's Covered Assets is expected to equal the purchase price of the Covered Assets, plus interest on the Covered Assets at the rate determined in the Wrapper Agreements ("Crediting Rate").

     The Crediting Rate is the yield on the Covered Assets, adjusted to reflect amortization of the difference between market value and Book Value of the Covered Assets over the duration of such Covered Assets, minus Wrap Provider fees and Fund expenses. The Crediting Rate is reset at least quarterly. Therefore, among other things, the Crediting Rate may be affected by defaulted securities and by increases and decreases in the Covered Assets as a result of purchases and redemptions of Fund shares. In addition, since the Crediting Rate reflects the amortization of unrealized and realized gains and losses on the Covered Assets, such rate may not reflect the actual returns achieved by the Covered Assets. Further, such rate may be significantly greater or less than current market interest rates; provided, that under each Wrapper Agreement the Crediting Rate will never be less than zero.

     Wrapper Agreements are structured with a number of different features. Wrapper Agreements which may be purchased by the Fund are of three basic types:
(1) non-participating, (2) participating and (3) "hybrid." In addition, the Wrapper Agreements will either be of fixed- maturity or open-end maturity ("evergreen"). The Fund enters into particular types of Wrapper Agreements depending upon their respective cost to the Fund and the Wrap Provider's creditworthiness, as well as upon other factors.

     Under a non-participating Wrapper Agreement, the Wrap Provider becomes obligated to make a payment to the Fund whenever the Fund sells Covered Assets at a price below Book Value to meet withdrawals of a type covered by the Wrapper Agreement (a "Benefit Event"). Conversely, the Fund becomes obligated to make a payment to the Wrap Provider whenever the Fund sells Covered Assets at a price above their Book Value in response to a Benefit Event. Accordingly, under this type of Wrapper Agreement, while the Fund is protected against decreases in the market value of the Covered Assets below Book Value, it does not realize increases in the market value of the Covered Assets above Book Value; those increases are realized by the Wrap Provider.

     Under a participating Wrapper Agreement, the obligation of the Wrap Provider or the Fund to make payments to each other typically does not arise until all of the Covered Assets have been liquidated. Instead of payments being made on the occurrence of each Benefit Event, the payment obligations are a factor in the periodic adjustment of the Crediting Rate.

     Under a hybrid Wrapper Agreement, the obligation of the Wrap Provider or the Fund to make payments does not arise until withdrawals exceed a specified percentage of the Covered Assets, after which time payment covering the difference between market value and Book Value will occur.

     A fixed-maturity Wrapper Agreement terminates at a specified date, at which time settlement of any difference between Book Value and market value of the Covered Assets occurs. A fixed-maturity Wrapper Agreement tends to ensure that the Covered Assets provide a relatively fixed rate of return over a specified period of time through bond immunization, which targets the duration of the Covered Assets to the remaining life of the Wrapper Agreement.

     An evergreen Wrapper Agreement has no fixed maturity date on which payment must be made, and the rate of return on the Covered Assets accordingly tends to vary. Unlike the rate of return under a fixed-maturity Wrapper Agreement, the rate of return on assets covered by an evergreen Wrapper Agreement tends to more closely track prevailing market interest rates and thus tends to rise when interest rates rise and fall when interest rates fall. An evergreen Wrapper Agreement may be converted into a fixed-maturity Wrapper Agreement that will mature in the number of years equal to the duration of the Covered Assets.

     The number of Wrap Providers has been increasing in recent years. As of [November 1996], there were approximately [15] Wrap Providers rated in the top two long-term rating categories by a rating agency. The cost of Wrapper Agreements is typically 0.10% to 0.25% per annum of the value of the Covered Assets. The Fund currently intends to maintain Wrapper Agreements with four or more Wrap Providers. If the Fund maintains more than one Wrapper Agreement, coverage of the Covered Assets will be allocated among such Wrapper Agreements. However, there is no guarantee that the Fund will be able to obtain more than one Wrapper Agreement, and therefore, it is possible that the Fund may be totally dependent upon one Wrap Provider for coverage of all of the Covered Assets.

     It is currently contemplated that all of the Fund's fixed-income securities will be covered by Wrapper Agreements. The Fund, however, may not be able to purchase or maintain Wrapper Agreements with respect to all portfolio securities. Moreover, the Fund may determine not to enter into Wrapper Agreements with respect to certain of its portfolio securities. Further, a large, sudden increase in the amount of share purchases could result in the Fund being unable to obtain sufficient Wrapper Agreements to cover all its Covered Assets. In that event, the Fund may not be able to achieve its investment policy of maintaining a stable net asset value, because fluctuations in the market value of assets that are not covered by Wrapper Agreements may affect the Fund's net asset value per share.

     In the event of the default of a Wrap Provider, the Fund could potentially lose the Book Value protections provided by the Wrapper Agreements with that Wrap Provider. However, the impact of such a default on the Fund as a whole may be minimal or non-existent if the market value of the Covered Assets thereunder is greater than their Book Value at the time of the default, because the Wrap Provider would have no obligation to make payments to the Fund under those circumstances. In addition, the Fund may be able to obtain another Wrapper Agreement from another Wrap Provider to provide Book Value protections with respect to those Covered Assets. The cost of the replacement Wrapper Agreement might be higher than the initial Wrapper Agreement due to market conditions or if the market value (plus accrued interest on the underlying securities) of those Covered Assets is less than their Book Value at the time of entering into the replacement agreement. Such cost would be in addition to any premiums previously paid to the defaulting Wrap Provider. If the Fund were unable to obtain a replacement Wrapper Agreement, participants redeeming fund shares might experience losses if the market value of the Fund' s assets no longer covered by the Wrapper Agreement is below Book Value.

     The combination of the default of a Wrap Provider and an inability to obtain a replacement agreement could adversely affect the Fund's ability to achieve its investment objective of seeking to maintain a stable value per share. With respect to payments made under the Wrapper Agreements between the Fund and the Wrap Provider, some Wrapper Agreements provide that payments may be due upon disposition of the Covered Assets, while others provide for payment only upon the total liquidation of the Covered Assets or upon termination of the Wrapper Agreement. In none of these cases, however, would the terms of the Wrapper Agreements specify which portfolio securities are to be disposed of or liquidated. Moreover, because it is anticipated that each Wrapper Agreement will cover all Covered Assets up to a specified dollar amount, if more than one Wrap Provider becomes obligated to pay to the Fund the difference between Book Value and market value (plus accrued interest on the underlying securities), each Wrap Provider will pay a pro rata amount in proportion to the maximum dollar amount of coverage provided. Thus, the Fund will not have the option of choosing which Wrapper Agreement to draw upon in any such payment situation. Under the terms of most Wrapper Agreements, the Wrap Provider will have the right to terminate the Wrapper Agreement in the event that material changes are made to the Fund's investment objective or investment restrictions or to the nature of the Fund's operations. In such event, the Fund may be obligated to pay the Wrap Provider termination fees equal in amount to the premiums that would have been due had the Wrapper Agreement continued through the predetermined period. The Fund will have the absolute right to terminate a Wrapper Agreement at any time. Such right, however, may be subject to the payment of termination fees. In the event of termination of a Wrapper Agreement or conversion of an evergreen Wrapper Agreement to a fixed-maturity, some Wrapper Agreements may require that the duration of some portion of the Fund's portfolio securities be reduced to correspond to the fixed-maturity or termination date and that such securities maintain a higher credit rating than is ordinarily required, either of which requirements might adversely affect the Fund's return.

     For a description of Wrap Provider ratings, see the Appendix.

CERTAIN PORTFOLIO SECURITIES

     The Fund may purchase the securities described below.

     VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as being based on a change in the prime rate.

     The Fund may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, although the Fund will participate in any declines in interest rates as well.

     The Fund also may invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed or inversely to a multiple of the applicable index. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

     MORTGAGE-RELATED SECURITIES. Mortgage-related securities are a form of derivative collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. These securities may include complex instruments such as collateralized mortgage obligations ("CMOs"), mortgage pass-through securities, real estate mortgage investment conduits ("REMICs"), adjustable rate mortgages, as well as other real estate-related securities.

     In certain instances, the credit risk associated with mortgage-related securities can be reduced by third party guarantees or other forms of credit support. Improved credit risk does not reduce prepayment risk which is unrelated to the rating assigned to the mortgage-related security. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Certain mortgage-related securities that may be purchased by the Fund, such as inverse floating rate CMOs, have coupons that move inversely to a multiple of a specific index which may result in a form of leverage. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is not possible to predict accurately the security's return to the Fund.

GOVERNMENT-AGENCY SECURITIES--Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.

GOVERNMENT-RELATED SECURITIES--Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA.

     Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

COMMERCIAL MORTGAGE-RELATED SECURITIES--Commercial mortgage-related securities generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. These mortgage-related securities generally are structured to provide protection to the senior classes' investors against potential losses on the underlying mortgage loans. This protection generally is provided by having the holders of subordinated classes of securities ("Subordinated Securities") take the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated Securities, cross- collateralization and over-collateralization.

     The Fund may invest in Subordinated Securities issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Subordinated Securities have no governmental guarantee, and are subordinated in some manner to the payment of principal and/or interest to the holders of more senior mortgage-related securities arising out of the same pool of mortgages. The holders of Subordinated Securities typically are compensated with a higher stated yield than are the holders of more senior mortgage-related securities. On the other hand, Subordinated Securities typically subject the holder to greater risk than senior mortgage-related securities and tend to be rated in a lower rating category, and frequently a substantially lower rating category, than the senior mortgage-related securities issued in respect of the same pool of mortgages. Subordinated Securities generally are more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed-income securities and senior mortgage-related securities.

     The market for commercial mortgage-related securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-related securities. In addition, commercial lending generally is viewed as exposing the lender to a greater risk of loss than one- to four-family residential lending. Commercial lending, for example, typically involves larger loans to single borrowers or groups of related borrowers than residential one- to four-family mortgage loans. In addition, the repayment of loans secured by income producing properties typically is dependent upon the successful operation of the related real estate project and the cash flow it generates. Consequently, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on commercial properties than on those secured by loans on residential properties.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")--A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) Ginnie Mae, Fannie Mae or Freddie Mac pass-through certificates, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (c) unsecuritized conventional mortgages, (d) other mortgage-related securities, or
(e) any combination thereof. Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR") (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. The Fund also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such as LIBOR. Accordingly, the coupon rate will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs.

     Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indexes. When the coupon varies inversely to a multiple of an applicable index, it creates a leverage factor. Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. The Fund's ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore, the future degree of liquidity.

ADJUSTABLE-RATE MORTGAGE LOANS ("ARMS")--ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, twelve, thirteen, thirty-six or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index. ARMs typically have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loans. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

OTHER MORTGAGE-RELATED SECURITIES--Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

     ASSET-BACKED SECURITIES. Asset-backed securities are a form of derivative. These securities include debt securities and securities with debt-like characteristics. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. The Fund may invest in these and other types of asset-backed securities that may be developed in the future.

     The securitization techniques used for asset-backed securities are similar to those used for mortgage-backed securities. Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

     FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES. The Fund may invest in U.S. dollar denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Manager to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

     ILLIQUID SECURITIES. The Fund may invest up to 15% of the value of its net assets in Wrapper Agreements and other securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should it desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

     ZERO COUPON SECURITIES. The Fund may invest in zero coupon U.S. Treasury securities, which are Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Zero coupon securities are issued by corporations and financial institutions and constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

     MONEY MARKET INSTRUMENTS. Under normal conditions, the Fund may invest up to 35%, and will invest at least 10%, of its assets in money market instruments, consisting of U.S. Government securities, certificates of deposit, time deposits, bankers' acceptances, short-term investment grade corporate bonds and other short-term debt instruments, and repurchase agreements. When the Manager determines that adverse market conditions exist, the Fund may adopt a temporary defensive position and invest up to 100% of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper.

INVESTMENT TECHNIQUES

     The Fund may engage in the investment techniques described below.

     LEVERAGE. Leveraging (that is, buying securities using borrowed money) exaggerates the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, the Investment Company Act of 1940, as amended (the "1940 Act"), requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio securities within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     The Fund may enter into reverse repurchase agreements with banks, brokers or dealers. This form of borrowing involves the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest. Except for these transactions, the Fund's borrowings generally will be unsecured.

     DERIVATIVES. The Fund may invest in, or enter into, derivatives ("Derivatives") for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would. The Derivatives the Fund may use include options and futures, mortgage- related securities, asset-backed securities and Wrapper Agreements.

     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular Derivative and the portfolio as a whole. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

     Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in Derivatives could have a large potential impact on the Fund's performance.

     If the Fund invests in Derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. The Fund also could experience losses if its Derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many Derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Derivatives.

     Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter Derivatives. Exchange-traded Derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such Derivatives. This guarantee usually is supported by a daily payment system (i.e., variation margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with Derivatives purchased on an exchange. By contrast, no clearing agency guarantees over- the-counter Derivatives. Therefore, each party to an over-the-counter Derivative bears the risk that the counterparty will default. Accordingly, the Manager will consider the creditworthiness of counterparties to over-the-counter Derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter Derivatives are less liquid than exchange-traded Derivatives since the other party to the transaction may be the only investor with sufficient understanding of the Derivative to be interested in bidding for it.

FUTURES TRANSACTIONS--IN GENERAL. The Fund may enter into futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund's net assets. Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

     Successful use of futures by the Fund also is subject to the ability of the Manager to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

     Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate permissible liquid assets in connection with its commodities transactions in an amount generally equal to the value of the underlying commodity. The segregation of such assets will have the effect of limiting the Fund's ability otherwise to invest those assets.

SPECIFIC FUTURES TRANSACTIONS. The Fund may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

INTEREST RATE SWAPS. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed-rate payments). The exchange commitments can involve payments to be made in the same currency or in different currencies. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of interest rate swap transactions that may be entered into by the Fund. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive.

OPTIONS--IN GENERAL. The Fund may purchase and write (i.e., sell) call or put options with respect to specific securities. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

     A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating cash or other securities. A put option written by the Fund is covered when, among other things, cash or liquid securities having a value equal to or greater than the exercise price of the option are placed in a segregated account with the Fund's custodian to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

     There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

SPECIFIC OPTIONS TRANSACTIONS. The Fund may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or indices listed on national securities exchanges or traded in the over-the-counter market. An option on an index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing index options will depend upon price movements in the level of the index rather than the price of a particular security.

     The Fund may purchase cash-settled options on swaps in pursuit of its investment objective. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

     Successful use by the Fund of options will be subject to the ability of the Manager to predict correctly movements in the prices of individual securities, the market generally, or interest rates. To the extent such predictions are incorrect, the Fund may incur losses.

     FUTURE DEVELOPMENTS. The Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other Derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus or Statement of Additional Information.

     LENDING PORTFOLIO SECURITIES. The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

     FORWARD COMMITMENTS. The Fund may purchase or sell securities on a forward commitment, when-issued or delayed-delivery basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase or sell the securities at a predetermined price and/or yield. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing a security on a forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for these securities until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage. The Fund intends to engage in forward commitments to increase its portfolio's financial exposure to the types of securities in which it invests. Leveraging the portfolio in this manner will increase the Fund's exposure to changes in interest rates and will increase the volatility of its returns. The Fund will set aside in a segregated account permissible liquid assets at least equal at all times to the amount of the Fund's purchase commitments.

     FORWARD ROLL TRANSACTIONS. To enhance current income, the Fund may enter into forward roll transactions with respect to mortgage-related securities. In a forward roll transaction, the Fund sells a mortgage-related security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre- payment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, particularly repurchase agreements, and the income from these investments, together with any additional fee income received on the sale will generate income for the Fund exceeding the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the purchase price of those securities. The Fund will establish a segregated account consisting of permissible liquid assets at least equal to the amount of the repurchase price (including accrued interest).

INVESTMENT RESTRICTIONS

     The Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Fund's outstanding voting shares. In addition, the Fund has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restrictions numbered 11 and 12 are not fundamental policies and may be changed by a vote of a majority of the Fund's Board members at any time. The Fund may not:

     1. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation.

     2. Hold more than 10% of the outstanding voting securities of any single issuer. This Investment Restriction applies only with respect to 75% of the Fund's total assets.

     3. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     4. Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

     5. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

     6. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

     7. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board.

     8. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

     9. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 4, 6 and 11 may be deemed to give rise to a senior security.

     10. Purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

     11. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when- issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

     12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

     If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

                             MANAGEMENT OF THE FUND

     The Fund's Board is responsible for the management and supervision of the Fund. The Board approves all significant agreements between the Fund and those companies that furnish services to the Fund. These companies are as follows:


     The Dreyfus Corporation..................................Investment Adviser
     Premier Mutual Fund Services, Inc........................Distributor
     Dreyfus Transfer, Inc....................................Transfer Agent
     Mellon Bank, N.A.........................................Custodian

     Board members and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below.

BOARD MEMBERS OF THE FUND

JOSEPH S. DiMARTINO, CHAIRMAN OF THE BOARD. Since January 1995, Chairman of the
     Board of various funds in the Dreyfus Family of Funds. He also is a director of The Muscular Dystrophy Association, The Noel Group, Inc., a venture capital company (for which, from February 1995 until November 1997, he was Chairman of the Board), Career Blazers, Inc. (formerly, Staffing Resources, Inc.), a temporary placement agency, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly, Belding Heminway Company, Inc.), a button packager and distributor, and Century Business Services, Inc. (formerly, International Alliance Services, Inc.), a provider of various outsourcing functions for small and medium sized companies. For more than five years prior to January 1995, he was President, a director and, until August 1994, Chief Operating Officer of the Manager and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager. From August 1994 until December 31, 1994, he was a director of Mellon Bank Corporation. He is 55 years old and his address is 200 Park Avenue, New York, New York 10166.

CLIFFORD L. ALEXANDER, JR., BOARD MEMBER. President of Alexander & Associates,
     Inc., a management consulting firm. From 1977 to 1981, Mr. Alexander served as Secretary of the Army and Chairman of the Board of the Panama Canal Company, and from 1975 to 1977, he was a member of the Washington, D.C. law firm of Verner, Liipfert, Bernhard, McPherson and Alexander. He is a director of American Home Products Corporation, Cognizant Corporation, a service provider of marketing information and information technology, The Dun & Bradstreet Corporation, MCI Communications Corporation, Mutual of America Life Insurance Company and TLC Beatrice International Holdings, Inc. He is 64 years old and his address is 400 C Street, N.E., Washington, D.C. 20002.

LUCY WILSON BENSON, BOARD MEMBER. President of Benson and Associates, consultants to business and government. Mrs. Benson is a director of COMSAT Corporation, General Re Corporation and Logistics Management Institute. She is also a Trustee of the Alfred P. Sloan Foundation, Vice Chairman of the Board of Trustees of Lafayette College, Vice Chairman of the Citizens Network for Foreign Affairs, and a member of the Council on Foreign Relations. Mrs. Benson served as a consultant to the U.S. Department of State and to SRI International from 1980 and 1981. From 1977 to 1980, she was Under Secretary of State for Security Assistance, Science and Technology. She is 69 years old and her address is 46 Sunset Avenue, Amherst, Massachusetts 01002.

     There ordinarily will be no meetings of shareholders for the purpose of electing Board members unless and until such time as less than a majority of the Board members holding office have been elected by shareholders, at which time the Board members then in office will call a shareholders' meeting for the election of Board members. Under the 1940 Act, shareholders of record of not less than two-thirds of the outstanding shares of the Fund may remove a Board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The Board members are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Board member when requested in writing to do so by the shareholders of record of not less than 10% of the Fund's outstanding shares.

     The Fund typically pays its Board members an annual retainer and a per meeting fee and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. The aggregate amount of compensation estimated to be paid to each Board member by the Fund and paid by all other funds in The Dreyfus Family of Funds for which such person is a Board member (the number of which is set forth in parenthesis next to each Board member's total compensation) for the year ending December 31, 1998, is as follows:

                                                    TOTAL COMPENSATION FROM
                         AGGREGATE ESTIMATED            FUND AND FUND
   NAME OF BOARD         COMPENSATION FROM             COMPLEX PAID TO
        MEMBER                 FUND                      BOARD MEMBER

Joseph S. DiMartino            $3,750                $600,878(95)
Clifford L. Alexander, Jr.     $3,000                $ 91,350(18)
Lucy Wilson Benson             $3,000                $ 77,055(16)


OFFICERS OF THE FUND

MARIE E. CONNOLLY, PRESIDENT AND TREASURER. President, Chief Executive Officer,
     Chief Compliance Officer and a director of the Distributor and Funds Distributor, Inc., the ultimate parent of which is Boston Institutional Group, Inc., and an officer of other investment companies advised or administered by the Manager. She is 40 years old.

MARGARET W. CHAMBERS, VICE PRESIDENT AND SECRETARY. Senior Vice President and
     General Counsel of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From August 1996 to March 1998, she was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray. She is 38 years old.

MICHAEL S. PETRUCELLI, VICE PRESIDENT, ASSISTANT TREASURER AND ASSISTANT
     SECRETARY. Senior Vice President of Funds Distributor, Inc., and an officer of certain other investment companies advised or administered by the Manager. From December 1989 through November 1996, he was employed by GE Investment Services where he held various financial, business development and compliance positions. He also served as Treasurer of the GE Funds and as a Director of GE Investment Services. He is 36 years old.

STEPHANIE D. PIERCE, VICE PRESIDENT, ASSISTANT TREASURER AND ASSISTANT
     SECRETARY. Vice President and Client Development Manager of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1997 to March 1998, she was employed as a Relationship Manager with Citibank, N.A. She is 29 years old.

MARY A. NELSON, VICE PRESIDENT AND ASSISTANT TREASURER. Vice President of the
     Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From September 1989 to July 1994, she was an Assistant Vice President and Client Manager for The Boston Company, Inc. She is 34 years old.

GEORGE A. RIO, VICE PRESIDENT AND ASSISTANT TREASURER. Executive Vice President and Client Service Director of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From June 1995 to March 1998, he was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, he was Director of Business Development for First Data Corporation. From September 1983 to May 1994, he was Senior Vice President & Manager of Client Services and Director of Internal Audit at The Boston Company, Inc. He is 43 years old.

JOSEPH F. TOWER, III, VICE PRESIDENT AND ASSISTANT TREASURER. Senior Vice
     President, Treasurer, Chief Financial Officer and a director of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From July 1988 to August 1994, he was employed by The Boston Company, Inc. where he held various management positions in the Corporate Finance and Treasury areas. He is 35 years old.

DOUGLAS C. CONROY, VICE PRESIDENT AND ASSISTANT SECRETARY. Assistant Vice
     President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1993 to January 1995, he was a Senior Fund Accountant for Investors Bank & Trust Company. From December 1991 to March 1993, he was employed as a Fund Accountant at The Boston Company, Inc. He is 29 years old.

CHRISTOPHER J. KELLEY, VICE PRESIDENT AND ASSISTANT SECRETARY. Vice President and Senior Associate General Counsel of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1994 to July 1996, he was Assistant Counsel at Forum Financial Group. From October 1992 to March 1994, he was employed by Putnam Investments in legal and compliance capacities. He is 33 years old.

KATHLEEN K. MORRISEY, VICE PRESIDENT AND ASSISTANT SECRETARY. Manager of
     Treasury Services Administration of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From July 1994 to November 1995, she was a Fund Accountant for Investors Bank & Trust Company. She is 25 years old.

ELBA VASQUEZ, VICE PRESIDENT AND ASSISTANT SECRETARY. Assistant Vice President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From March 1990 to May 1996, she was employed by U.S. Trust Company of New York where she held various sales and marketing positions. She is 36 years old.

     The address of each officer of the Fund is 200 Park Avenue, New York, New York 10166.


                              MANAGEMENT AGREEMENT

     The Manager is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets.

     The Manager provides management services pursuant to the Management Agreement (the "Agreement") dated July __, 1998 with the Fund, which is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event its continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement was approved by the Fund's sole shareholder on _______, 1998. The Agreement is terminable without penalty, on not more than 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Fund's outstanding voting shares, or, on not less than 90 days' notice, by the Manager. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

     The following persons are officers and/or directors of the Manager: W. Keith Smith, Chairman of the Board; Christopher M. Condron, President, Chief Executive Officer, Chief Operating Officer and a director; Stephen E. Canter, Vice Chairman, Chief Investment Officer and a director; Lawrence S. Kash, Vice Chairman-Distribution and a director; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman; William T. Sandalls, Jr., Senior Vice President and Chief Financial Officer; Mark N. Jacobs, Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Andrew S. Wasser, Vice President-Information Systems; William V. Healey, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt, Frank V. Cahouet and Richard F. Syron, directors.

     The Manager manages the Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The Fund's portfolio managers are Eric W. Baumhoff and Laurie A. Carroll. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund and for other funds advised by the Manager.

     The Manager maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager also may make such advertising and promotional expenditures using its own resources, as it from time to time deems appropriate.

     All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by the Manager. The expenses borne by the Fund include: taxes, interest, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing stockholders, costs of shareholder reports and corporate meetings and any extraordinary expenses. In addition, Class S and Class Q shares are subject to an annual shareholder service fee. See "Shareholder Services Plan."

     As compensation for the Manager's services, the Fund has agreed to pay the Manager a monthly management fee at the annual rate of .35 of 1% of the value of the Fund's average daily net assets.

     The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.

     THE DISTRIBUTOR. Premier Mutual Fund Services, Inc., located at 60 State Street, Boston, Massachusetts 02109, serves as the Fund's distributor on a best efforts basis pursuant to an agreement which is renewable annually. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay Service Agents (as defined below) in respect of these services.

     TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

     Mellon Bank, N.A., the Manager's parent, One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, is the Fund's custodian (the "Custodian"). Under a custody agreement with the Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the Fund's assets held in custody and receives certain securities transactions charges.


                                HOW TO BUY SHARES

     The initial investment must be accompanied by the Account Application.

     Fund shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form is received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund.

     For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.


                            SHAREHOLDER SERVICES PLAN

     The Fund has adopted a Shareholder Services Plan (the "Plan") pursuant to which the Fund pays the Distributor for providing certain services to the holders of Class S and Class Q shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. Under the Plan, the Distributor may make payments to certain financial institutions (which include banks), securities dealers and other financial industry professionals (collectively, "Service Agents") in respect of these services.

     A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Board members for their review. In addition, the Plan provides that material amendments to the Plan must be approved by the Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Plan. The Plan is terminable, as to each such Class, at any time by vote of a majority of the Board members who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Plan.

                              HOW TO REDEEM SHARES

     REDEMPTION FEE. The Fund will deduct a redemption fee equal to 2% (1% for redemptions made upon at least 6 but less than 12 months' prior written notice to the Fund) of the net asset value of Fund shares redeemed (including redemptions through the use of the Fund Exchanges service). Redemptions made upon at least 12 months' prior written notice to the Fund and certain other redemptions as described in the Fund's Prospectus are not subject to any redemption fee. The redemption fee will be deducted from the redemption proceeds and retained by the Fund.

     WIRE REDEMPTION PRIVILEGE. By using this Privilege, you authorize the Transfer Agent to act on wire, telephone or letter redemption instructions from any person representing himself or herself to be you, or a representative of your Service Agent acting on your behalf, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to the Privilege on the next business day after receipt by the Transfer Agent of a redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by you. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to the investor's bank account.

     If you have access to telegraphic equipment, you may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmissions:

                                                Transfer Agent's
TRANSMITTAL CODE                                ANSWER BACK SIGN

  144295                                         144295 TSSG PREP



     If you do not have direct access to telegraphic equipment, you may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. You should advise the operator that the above transmittal code must be used and should also inform the operator of the Transfer Agent's answer back sign.

     To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."

     STOCK CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each owner of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

     REDEMPTION COMMITMENT. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commis sion. In the case of requests for redemption in excess of such amount, the Fund's Board reserves the right to make payments in whole or part in securities or other assets of the Fund, including Wrapper Agreements, in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. To the extent that any such payment in kind includes a Wrapper Agreement, the Fund will assign a portion of one or more Wrapper Agreements to the redeeming shareholder. The economic terms and conditions of each assigned Wrapper Agreement will be substantially similar to the Wrapper Agreements held by the Fund. By purchasing shares in the Fund the shareholders agree that they will accept an assignment of a Wrapper Agreement as part of an in-kind redemption, provided that at the time of the redemption payment such assignment would not violate applicable law.

     If a payment in kind is made with securities, a shareholder may incur transaction expenses in disposing of the securities. Therefore, a shareholder receiving securities may incur costs that may exceed such shareholder's share of the operating expenses incurred by the Fund. In addition, Wrapper Agreements assigned to a shareholder as a payment in kind are illiquid and will require the shareholder to pay fees directly to the Wrap Provider rather than through the Fund. Further, the Wrapper Agreement may contain restrictions on the securities subject to such agreement, including, but not limited to the types, maturities, duration and credit quality of each security. Therefore, to obtain the benefits of a Wrapper Agreement, the shareholder may not be able to freely trade the securities underlying the agreement. Also, Wrapper Agreements assigned to a shareholder will not provide protection against the credit risk associated with the issuer of any Covered Assets.

     The Fund does not anticipate exercising its rights to redeem in-kind if a request for redemption is received in connection with a benefit responsive payment event or with 12 months notice. A Wrap Provider, prior to the assignment of a Wrapper Agreement to a Class P or Class S shareholder, may require the shareholder to represent and warrant that such assignment does not violate any applicable laws. Moreover, the Wrap Provider may require the shareholder to obtain at its own expense the services of a qualified professional asset manager ("QPAM") acceptable to the Wrap Provider to manage the securities distributed in kind in conformity with the Wrapper Agreement provisions. If a Wrapper Agreement cannot be assigned to the shareholder, the Fund in its discretion may satisfy the redemption request through (a) a cash payment, (b) a redemption in-kind consisting entirely of securities, (c) a combination of cash and securities, or
(d) the Fund may give the redeeming shareholder the opportunity to choose between one of the foregoing options or providing the Fund with 12 months' notice of its request for such redemption (which 12-month notice option would cause the redemption not to be subject to the redemption fee).

     SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.


                              SHAREHOLDER SERVICES

     FUND EXCHANGES. You may purchase, in exchange for shares of the Fund, shares of certain other funds managed or administered by the Manager, to the extent such shares are offered for sale in your state of residence. A redemption fee as described under "How to Redeem Shares" will be charged upon an exchange of Fund shares, except under certain circumstances described in the Fund's Prospectus. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

     A. Exchanges for shares of funds that are offered without a sales load will be made without a sales load.

     B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

     C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

     D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

     To accomplish an exchange under item D above, you must notify the Transfer Agent of your prior ownership of fund shares and your account number.

     To request an exchange, you or your Service Agent acting on your behalf must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this Privilege. By using the Telephone Exchange Privilege, you authorize the Transfer Agent to act on telephonic instructions (including over The Dreyfus Touch(R) automated telephone system) from any person representing himself or herself to be you, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange.

     To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

     SYSTEMATIC WITHDRAWAL PLAN. A Systematic Withdrawal Plan permits you with a $5,000 minimum account to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. Automatic Withdrawal may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

     MONTHLY OR QUARTERLY DISTRIBUTION PLANS. The Distribution Plans permit you to receive monthly or quarterly payments from the Fund consisting of proceeds from the redemption of shares purchased for your account through the automatic reinvestment of dividends declared on your account during the preceding month or calendar quarter.

     CORPORATE PENSION/PROFIT-SHARING AND PERSONAL RETIREMENT PLANS. The Fund makes available to corporations a variety of prototype pension and profit-sharing plans including a 401(k) Salary Reduction Plan. In addition, the Fund makes available Keogh Plans, IRAs, (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, IRA's set up under a Simplified Employee Pension Plan ("SEP-IRAs"), Education IRAs and "Rollover Accounts") and 403(b)(7) Plans. Plan support services are also available.

     Investors who wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, may request from the Distributor forms for adoption of such plans.

     The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

     SHARES MAY BE PURCHASED IN CONNECTION WITH THESE PLANS ONLY BY DIRECT REMITTANCE TO THE ENTITY ACTING AS CUSTODIAN. PURCHASES FOR THESE PLANS MAY NOT BE MADE IN ADVANCE OF RECEIPT OF FUNDS.

     The minimum initial investment for corporate plans, Salary Reduction Plans, 403(b)(7) Plans and SEP-IRAs with more than one participant, is $2,500 with no minimum for subsequent purchases. The minimum initial investment is $750 for Dreyfus-sponsored Keogh plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum for subsequent purchases.

     Each shareholder should read the prototype retirement plan and the appropriate form of custodial agreement for further details as to eligibility, service fees and tax implications, and should consult a tax adviser.

                        DETERMINATION OF NET ASSET VALUE

     VALUATION OF PORTFOLIO SECURITIES. The Fund's investments are valued each business day using available market quotations or at fair value as determined by one or more independent pricing services (collectively, the "Service") approved by the Board. The Service may use available market quotations, employ electronic data processing techniques and/or a matrix system to determine valuations. The Service's procedures are reviewed by the Fund's officers under the general supervision of the Board.

     The value of a Wrapper Agreement ("Wrapper Value") generally will be equal to the difference between the Book Value and the market value (plus accrued interest on the underlying securities) ("Market Value") of the Covered Assets. If the Market Value of the Covered Assets is greater than their Book Value, the Wrapper Value will be reflected as a liability of the Fund in the amount of the difference, i.e., a negative value, reflecting the potential liability of the Fund to the Wrap Provider. If the Market Value of the Covered Assets is less than their Book Value, the Wrapper Value will be reflected as an asset of the Fund in the amount of the difference, i.e., a positive value, reflecting the potential liability of the Wrap Provider to the Fund. The Fund will consider the creditworthiness and ability of a Wrap Provider to pay amounts due under the Wrapper Agreement. If the Wrap Provider is unable to make such payments, the Wrapper Agreement will be assigned a fair value that is less than the difference between the Book Value and the Market Value of the applicable Covered Assets and the Fund might be unable to maintain a stable net asset value.

     NEW YORK STOCK EXCHANGE CLOSINGS. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), if such qualification is in the best interests of its shareholders. As a regulated investment company, the Fund will pay no Federal income tax on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders, and meet certain asset diversification and other requirements. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

     Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of the shares below the cost of the investment. Such a dividend or distribution would be a return of investment in an economic sense, although taxable as stated in the Fund's Prospectus. In addition, the Code provides that if a shareholder holds shares of the Fund for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received. No dividend paid by the Fund will qualify for the dividends received deduction allowable to certain U.S. corporate shareholders.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains or losses. However, a portion of the gain or loss realized from the disposition of foreign currencies (including foreign currency denominated bank deposits) and non-U.S. dollar denominated securities (including debt instruments and certain forward contracts and options) may be treated as ordinary income or loss under Section 988 of the Code. In addition, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code. Finally, all or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under Section 1258 of the Code. "Conversion transactions" are defined to include certain forward, futures, options and straddle transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

     Under Section 1256 of the Code, any gain or loss realized by the Fund from certain forward contracts and options transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of such contracts and options as well as from closing transactions. In addition, any such contract or option remaining unexercised at the end of the Fund's taxable year will be treated as sold for its then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

     Offsetting positions held by the Fund involving certain foreign currency forward contracts or options may constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, overrides or modifies the provisions of Sections 1256 and 988 of the Code. As such, all or a portion of any short- or long-term capital gain from certain "straddle" transactions may be recharacterized as ordinary income.

     If the Fund were treated as entering into "straddles" by reason of its engaging in certain forward contracts or options transactions, such "straddles" would be characterized as "mixed straddles" if the forward contracts or options transactions comprising a part of such "straddles" were governed by Section 1256 of the Code. The Fund may make one or more elections with respect to "mixed straddles." Depending on which election is made, if any, the results to the Fund may differ. If no election is made, to the extent the "straddle" and conversion transaction rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in the offsetting position. Moreover, as a result of the "straddle" and conversion transaction rules, short-term capital loss on "straddle" positions may be recharacterized as long-term capital loss, and long-term capital gains may be treated as short-term capital gains or ordinary income.

     The Taxpayer Relief Act of 1997 included constructive sale provisions that generally apply if the Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations or partnership interests ("appreciated financial position") and then enters into a short sale, futures, forward or offsetting notional principal contract (collectively, a "Contract") respecting the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property. In each instance, with certain exceptions, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively. Transactions that are identified hedging or straddle transactions under other provisions of the Code can be subject to the constructive sale provisions.


                             PORTFOLIO TRANSACTIONS

     The Manager supervises the placement of orders on behalf of the Fund for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of the Manager and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders at the most favorable net price. Subject to this consideration, the brokers selected include those that supplement the Manager's research facilities with statistical data, investment information, economic facts and opinions. Information so received is in addition to and not in lieu of services required to be performed by the Manager and the Manager's fee is not reduced as a consequence of the receipt of such supplemental information. Such information may be useful to the Manager in serving both the Fund and other funds which it manages and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager in carrying out its obligations to the Fund.

     Sales of Fund shares by a broker may be taken into consideration, and brokers also will be selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Large block trades may, in certain cases, result from two or more funds in the Dreyfus Family of Funds being engaged simultaneously in the purchase or sale of the same security. Certain of the Fund's transactions in securities of foreign issuers may not benefit from the negotiated commission rates available to the Fund for transactions in securities of domestic issuers. When transactions are executed in the over-the-counter market, the Fund will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable. Foreign exchange transactions are made with banks or institutions in the intrabank market at prices reflecting a mark-up or mark-down and/or commission.

     Portfolio turnover may vary from year to year, as well as within a year. In periods in which extraordinary market conditions prevail, the Manager will not be deterred from changing the Fund's investment strategy as rapidly as needed, in which case, higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Manager based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.


                             PERFORMANCE INFORMATION

     Current yield is computed pursuant to a formula which operates as follows:
The amount of the Fund's expenses accrued for the 30-day period (net of reimbursements) is subtracted from the amount of the dividends and interest earned by the Fund during the period. That result is then divided by the product of: (a) the average daily number of shares outstanding during the period that were entitled to receive dividends, and (b) the maximum offering price per share on the last day of the period less any undistributed earned income per share reasonably expected to be declared as a dividend shortly thereafter. The quotient is then added to 1, and that sum is raised to the 6th power, after which 1 is subtracted. The current yield is then arrived at by multiplying the result by 2.

     Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

     Total return is calculated by subtracting the amount of the Fund's net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period. From time to time, advertising materials for the Fund may refer to Morningstar ratings and related analysis supporting such ratings.

     From time to time, advertising material for the Fund may include biographical information relating to its portfolio managers and may refer to, or include commentary by a portfolio manager relating to investment strategy, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors. Fund advertisements also, from time to time, may include statistical data or general discussions about the growth and development of Dreyfus Retirement Services ( in terms of new customers, assets under management, market share, etc.) and its presence in the defined contribution plan market.

                           INFORMATION ABOUT THE FUND

     Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and nonassessable. Fund shares have no preemptive, subscription or conversion rights and are freely transferable.

     Under Massachusetts law, shareholders, under certain circumstances, could be held personally liable for the obligations of the Fund. However, the Fund's Trust Agreement disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

     Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of two-thirds of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

     The Fund is intended to be a long-term investment vehicle. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. Accordingly, if the Fund's management determines that an investor is following a market-timing strategy or is otherwise engaging in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund Exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of the Fund during a calendar year or who makes exchanges that appear to coincide with a market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, the Fund may refuse or restrict purchase or exchange requests by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Fund's policy on excessive trading applies to investors who invest in the Fund directly or through financial intermediaries, but does not apply to any automatic investment or withdrawal privilege described herein, or to participants in employer-sponsored retirement plans.

     During times of drastic economic or market conditions, the Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components -- redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

     The Fund sends annual and semi-annual financial statements to all its shareholders.


                        COUNSEL AND INDEPENDENT AUDITORS

     Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Fund's Prospectus.

     Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, independent auditors, have been selected as independent auditors of the Fund.

                                    APPENDIX

     Description of certain rating categories of Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch IBCA, Inc. ("Fitch"), and Duff & Phelps Credit Rating Co. ("Duff"):

S&P

BOND RATINGS

                                       AAA

     Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

     Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

                                        A

     Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                       BBB

     Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

                                       BB

     Bonds rated BB have less near-term vulnerability to default than other speculative grade debt. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

                                        B

     Bonds rated B have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

                                       CCC

     Bonds rated CCC have a current identifiable vulnerability to default and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                                       CC

     The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

                                        C

     The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.

                                        D

     Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     S&P's letter ratings may be modified by the addition of a plus (+) or a minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

COMMERCIAL PAPER RATINGS

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

                                       A-1

     This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation.

                                       A-2

     Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

                                       A-3

     Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                                        B

     Issues carrying this designation are regarded as having only speculative capacity for timely payment.

                                        C

     This designation is assigned to short-term obligations with doubtful capacity for payment.

                                        D

     Issues carrying this designation are in default, and payment of interest and/or repayment of principal is in arrears.

CLAIMS PAYING ABILITY RATINGS

                                       AAA

     Superior financial security on an absolute and relative basis. Capacity to meet policyholder obligations is overwhelming under a variety of economic and underwriting conditions.

                                       AA

     Excellent financial security. Capacity to meet policyholder obligations is strong under a variety of economic and underwriting conditions.

                                        A

     Good financial security, but capacity to meet policyholder obligations is somewhat susceptible to adverse economic and underwriting conditions.

                                       BBB

     Adequate financial security, but capacity to meet policyholder obligations is susceptible to adverse economic and underwriting conditions.

                                       BB

     Financial security may be adequate, but capacity to meet policyholder obligations, particularly with respect to long-term or "long-tail" policies, is vulnerable to adverse economic and underwriting conditions.

                                        B

     Vulnerable financial security. Currently able to meet policyholder obligations, but capacity to meet policyholder obligations is particularly vulnerable to adverse economic and underwriting conditions.

                                       CCC

     Extremely vulnerable financial security. Continued capacity to meet policyholder obligations is highly questionable unless favorable economic and underwriting conditions prevail.

                                        R

     Regulatory action. As of the date indicated, the insurer is under supervision of insurance regulators following rehabilitation, receivership, liquidation, or any other action that reflects regulatory concern about the insurer's financial condition. Information on this status is provided by the National Association of Insurance Commissioners and other regulatory bodies. Although believed to be accurate, this information is not guaranteed. The "R" rating does not apply to insurers subject only to nonfinancial actions such as market conduct violations.

     Plus (+) or minus (-) Ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's

BOND RATINGS
                                       Aaa


     Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                                        A

     Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                                       Baa

     Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                       Ba

     Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, therefore, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                        B

     Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                       Caa

     Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                       Ca

     Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                        C

     Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

COMMERCIAL PAPER RATINGS

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers (or related supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers (or related supporting institutions) rated Prime-3 (P-3) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirements for relatively high financial leverage. Adequate alternate liquidity is maintained.

INSURANCE FINANCIAL STRENGTH RATINGS

                                       Aaa

     Exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

                                       Aa

     Excellent financial security. Together with the Aaa group they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

                                        A

     Good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

                                       Baa

     Adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

                                       Ba

     Questionable financial security. Often the ability of these companies to meet policyholder obligations maybe very moderate and thereby not well safeguarded in the future.

                                        B

     Poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

                                       Caa

     Very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

                                       Ca

     Extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

                                        C

     Lowest rated class of insurance company. Such companies can be regarded as having extremely poor prospects of ever offering financial security.

     Numeric modifiers; Numeric modifiers are used to refer to the ranking within the group -- one being the highest and three being the lowest. However, the financial strength of companies within a generic rating symbol (Aa, for example) is broadly the same.

Fitch

BOND RATINGS

     The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                       AAA

     Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                       AA

     Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

                                        A

     Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                                       BBB

     Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                                       BB

     Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

                                        B

     Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                                       CCC

     Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                                       CC

     Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

                                        C

     Bonds rated C are in imminent default in payment of interest or principal.

                                  DDD, DD and D

     Bonds rated DDD, DD and D are in actual default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds and D represents the lowest potential for recovery.

     Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category covering 12-36 months.

SHORT-TERM RATINGS

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                      F-1+

     EXCEPTIONALLY STRONG CREDIT QUALITY. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                       F-1

     VERY STRONG CREDIT QUALITY. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                       F-2

     GOOD CREDIT QUALITY. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

                                       F-3

     FAIR CREDIT QUALITY. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

                                       F-S

     WEAK CREDIT QUALITY. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

                                        D

     DEFAULT. Issues assigned this rating are in actual or imminent payment default.

Duff

BOND RATINGS

                                       AAA

     Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                                       AA

     Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                        A

     Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                                       BBB

     Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. There may be considerable variability in risk for bonds in this category during economic cycles.

                                       BB

     Bonds rated BB are below investment grade but are deemed by Duff as likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category.

                                        B

     Bonds rated B are below investment grade and possess the risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.

                                       CCC

     Bonds rated CCC are well below investment grade securities. Such bonds may be in default or have considerable uncertainty as to timely payment of interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic or industry conditions and/or with unfavorable company developments.

                                       DD

     Defaulted debt obligations. Issuer has failed to meet scheduled principal and/or interest payments.

     Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position of a credit within the rating category.

COMMERCIAL PAPER RATINGS

     The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small. Paper rated Duff 3 is regarded as having satisfactory liquidity and other protection factors. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected. Paper rated Duff 4 is regarded as having speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation. Paper rated Duff 5 is in default. The issuer has failed to meet scheduled principal and/or interest payments.

CLAIMS PAYING ABILITY RATINGS

                                       AAA

     Highest claims paying ability. Risk factors are negligible.

                                       AA

     Very high claims paying ability. Protection Factors are st4rong. Risk is modest, but may vary slightly over time due to economic and/or underwriting conditions.

                                        A

     High claims paying ability. Protection factors are average and there is an expectation of variability in risk over time due to economic and/or underwriting conditions.

                                       BBB

     Adequate claims paying ability. Protection factors are adequate. There is considerable variability in risk over time due to economic and/or underwriting conditions.

                                       BB

     Uncertain claims paying ability and less than investment grade quality. However, the company is deemed likely to meet these obligations when due. Protection factors will vary widely with changes in economic and/or underwriting conditions.

                                        B

     Possessing risk that policyholder and contractholder obligations will not be paid when due. Protection factors will vary widely with changes in economic and underwriting conditions or company fortunes.

                                       CCC

     There is substantial risk that policyholder and contractholder obligations will not be paid when due. Company has been or is likely to be placed under state insurance department supervision.

                                       DD

     Company is under an order of liquidation.

             FINANCIAL STATEMENT AND REPORT OF INDEPENDENT AUDITORS

                       STATEMENT OF ASSETS AND LIABILITIES
                                 ________, 1998



                                           CLASS P        CLASS S        CLASS Q

ASSETS
         Cash                                $              $               $

     Total Assets

LIABILITIES

Accrued organization
         expenses                            $              $               $



NET ASSETS applicable to
the
shares of beneficial
interest ($.001 par value)
issued and outstanding
(unlimited number of
shares authorized)                          $               $              $

SHARES OUTSTANDING

NET ASSET VALUE PER SHARE                   $               $              $


NOTE - Dreyfus STABLE VALUE Mutual Fund (the "Fund") is organized as a Massachusetts business trust and has had no operations as of the date hereof other than matters relating to its organization and registration as an open-end investment company under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the sale and issuance of _______ shares of beneficial interest each of Class P, Class S and Class Q, respectively, to Premier Mutual Fund Services, Inc. ("Initial Shares").

     Pursuant to a management agreement with The Dreyfus Corporation, the management fee is computed at the annual rate of .35 of 1% of the value of the average daily net assets of the Fund and is payable monthly.

                         REPORT OF INDEPENDENT AUDITORS

                                [TO BE PROVIDED]

                        DREYFUS STABLE VALUE MUTUAL FUND

                           PART C. OTHER INFORMATION
                           -------------------------


Item 23.  Exhibits. - List
-------   ------------------

          Exhibits:

 (1)      Registrant's Amended and Restated Agreement and Declaration of Trust.

 (2)      Registrant's By-Laws.

 (4)      Management Agreement.

 (5)      Distribution Agreement.

 (7)      Custody Agreement.

 (9)      Opinion and consent of Registrant's counsel.*

 (10)     Consent of Independent Auditors.*

 (15)     Rule 18f-3 Plan.

_________________________
*    To be filed by amendment.

Item 24.  Persons Controlled by or under Common Control with Registrant.
-------   --------------------------------------------------------------

          Not Applicable


Item 25.  Indemnification
-------   ---------------

     Reference is made to Article EIGHTH of the Registrant's Agreement and Declaration of Trust filed as Exhibit 1 hereto. The application of these provisions is limited by Article 10 of the Registrant's By-Laws filed as
Exhibit 2 hereto and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Board members, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Board member, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Board member, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

          Reference is also made to the Distribution Agreement filed as
          Exhibit 5 hereto.

Item 26.  Business and Other Connections of Investment Adviser.
-------   ----------------------------------------------------

          The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

--------  ----------------------------------------------------------------

          Officers and Directors of Investment Adviser
          --------------------------------------------

Name and Position
with Dreyfus             Other Businesses
-----------------        ----------------

MANDELL L. BERMAN        Real estate consultant and private investor
Director                      29100 Northwestern Highway, Suite 370
                              Southfield, Michigan 48034;
                         Past Chairman of the Board of Trustees:
                              Skillman Foundation;
                         Member of The Board of Vintners Intl.

BURTON C. BORGELT        Chairman Emeritus of the Board and
Director                 Past Chairman, Chief Executive Officer and
                         Director:
                              Dentsply International, Inc.
                              570 West College Avenue
                              York, Pennsylvania 17405;
                         Director:
                              DeVlieg-Bullard, Inc.
                              1 Gorham Island
                              Westport, Connecticut 06880
                              Mellon Bank Corporation***;
                              Mellon Bank, N.A.***

FRANK V. CAHOUET         Chairman of the Board, President and
Director                 Chief Executive Officer:
                              Mellon Bank Corporation***;
                              Mellon Bank, N.A.***;
                         Director:
                              Avery Dennison Corporation
                              150 North Orange Grove Boulevard
                              Pasadena, California 91103;
                              Saint-Gobain Corporation
                              750 East Swedesford Road
                              Valley Forge, Pennsylvania 19482;
                              Teledyne, Inc.
                              1901 Avenue of the Stars
                              Los Angeles, California 90067

W. KEITH SMITH           Chairman and Chief Executive Officer:
Chairman of the Board         The Boston Company****;
                         Vice Chairman of the Board:
                              Mellon Bank Corporation***;
                              Mellon Bank, N.A.***;
                         Director:
                              Dentsply International, Inc.
                              570 West College Avenue
                              York, Pennsylvania 17405

CHRISTOPHER M. CONDRON   Vice Chairman:
President, Chief              Mellon Bank Corporation***;
Executive Officer,            The Boston Company****;
Chief Operating          Deputy Director:
Officer and a                 Mellon Trust***;
Director                 Chief Executive Officer:
                              The Boston Company Asset Management,
                              Inc.****;
                         President:
                              Boston Safe Deposit and Trust Company****

STEPHEN E. CANTER        Director:
Vice Chairman and             The Dreyfus Trust Company++;
Chief Investment         Formerly, Chairman and Chief Executive Officer:
Officer, and a Director       Kleinwort Benson Investment Management
                                   Americas Inc.*

LAWRENCE S. KASH          Chairman, President and Chief
Vice Chairman-Distribution    Executive Officer:
and a Director                  The Boston Company Advisors, Inc.
                                53 State Street
                                Exchange Place
                                Boston, Massachusetts 02109;
                         Executive Vice President and Director:
                              Dreyfus Service Organization, Inc.**;
                         Director:
                              Dreyfus America Fund+++;
                              The Dreyfus Consumer Credit Corporation*;
                              The Dreyfus Trust Company++;
                              Dreyfus Service Corporation*;
                         President:
                              The Boston Company****;
                              Laurel Capital Advisors***;
                              Boston Group Holdings, Inc.;
                         Executive Vice President:
                              Mellon Bank, N.A.***;
                              Boston Safe Deposit and Trust
                              Company****

RICHARD F. SYRON         Chairman of the Board and
Director                 Chief Executive Officer:
                              American Stock Exchange
                              86 Trinity Place
                              New York, New York 10006;
                         Director:
                              John Hancock Mutual Life Insurance Company John Hancock Place, Box 111 Boston, Massachusetts 02117; Thermo Electron Corporation 81 Wyman Street, Box 9046 Waltham, Massachusetts 02254-9046; American Business Conference 1730 K Street, NW, Suite 120 Washington, D.C. 20006;
                         Trustee:
                              Boston College - Board of Trustees
                              140 Commonwealth Ave.
                              Chestnut Hill, Massachusetts 02167-3934

J. DAVID OFFICER         Vice Chairman:
Vice Chairman and             The Dreyfus Corporation*;
a Director               Director:
                              Dreyfus Financial Services Corporation*****;
                              Dreyfus Investment Services Corporation*****;
                              Mellon Trust of Florida 2875 Northeast 191st
                              Street North Miami Beach, Florida 33180; Mellon
                              Preferred Capital Corporation****; Boston Group
                              Holdings, Inc.****; Mellon Trust of New York 1301
                              Avenue of the Americas - 41st Floor New York, New
                              York 10019; Mellon Trust of California 400 South
                              Hope Street Los Angeles, California 90071-2806;
                         Executive Vice President:
                              Mellon Bank, N.A.***;
                         Vice Chairman and Director:
                              The Boston Company, Inc.****;
                         President and Director:
                              RECO, Inc.****;
                              The Boston Company Financial Services,
                              Inc.****;
                              Boston Safe Deposit and Trust Company****;

RONALD P. O'HANLEY       Vice Chairman:
Vice Chairman                 The Dreyfus Corporation*;
                         Director:
                              The Boston Company Asset Management, LLC****;
                              TBCAM Holding, Inc.****; Franklin Portfolio
                              Holdings, Inc. Two International Place - 22nd
                              Floor Boston, Massachusetts 02110; Mellon Capital
                              Management Corporation 595 Market Street, Suite
                              #3000 San Francisco, California 94105; Certus
                              Asset Advisors Corporation One Bush Street, Suite
                              450 San Francisco, California 94104; Mellon-France
                              Corporation***;
                         Chairman and Director:
                              Boston Safe Advisors, Inc.****;
                         Partner Representative:
                              Pareto Partners
                              271 Regent Street
                              London, England W1R 8PP;
                         Chairman and Trustee:
                              Mellon Bond Associates, LLP***;
                              Mellon Equity Associates, LLP***;
                         Trustee:
                              Laurel Capital Advisors, LLP***;
                         Chairman, President and Chief Executive Officer:
                              Mellon Global Investing Corp.***;
                         Partner:
                              McKinsey & Company, Inc.
                              Boston, Massachusetts

WILLIAM T. SANDALLS, JR. Director:
Senior Vice President         Dreyfus Partnership Management, Inc.*;
and Chief Financial           Seven Six Seven Agency, Inc.*;
Officer                  Chairman and Director:
                              Dreyfus Transfer, Inc.
                              One American Express Plaza
                              Providence, Rhode Island 02903;
                         President and Director:
                              Lion Management, Inc.*;
                         Executive Vice President and Director:
                              Dreyfus Service Organization, Inc.*;
                         Vice President, Chief Financial Officer and
                         Director:
                              Dreyfus America Fund+++;
                         Vice President and Director:
                              The Dreyfus Consumer Credit Corporation*;
                              The Truepenny Corporation*;
                         Treasurer, Financial Officer and Director:
                              The Dreyfus Trust Company++;
                         Treasurer and Director:
                              Dreyfus Management, Inc.*;
                              Dreyfus Service Corporation*;
                         Formerly, President and Director:
                              Sandalls & Co., Inc.

MARK N. JACOBS           Vice President, Secretary and Director:
Vice President,               Lion Management, Inc.*;
General Counsel          Secretary:
and Secretary                 The Dreyfus Consumer Credit Corporation*;
                              Dreyfus Management, Inc.*;
                         Assistant Secretary:
                              Dreyfus Service Organization, Inc.**;
                              Major Trading Corporation*;
                              The Truepenny Corporation*

PATRICE M. KOZLOWSKI     None
Vice President-
Corporate Communications

MARY BETH LEIBIG         None
Vice President-
Human Resources

ANDREW S. WASSER         Vice President:
Vice President-               Mellon Bank Corporation***
Information Services


--------------------------------------

* The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
** The address of the business so indicated is 131 Second Street, Lewes, Delaware 19958.
*** The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
**** The address of the business so indicated is One Boston Place, Boston, Massachusetts 02108.
***** The address of the business so indicated is Union Trust Building, 501 Grant Street, Room 179, Pittsburgh, Pennsylvania 15259;
+ The address of the business so indicated is Atrium Building, 80 Route 4 East, Paramus, New Jersey 07652.
++ The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
+++ The address of the business so indicated is 69, Route `d'Esch, L- 1470 Luxembourg.
++++ The address of the business so indicated is 69, Route `d'Esch, L- 2953 Luxembourg.
+++++ The address of the business so indicated is 53 State Street, Boston, Massachusetts 02103.

Item 27.  Principal Underwriters
--------  ----------------------

     (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:


1)   Comstock Partners Funds, Inc.
2)   Dreyfus A Bonds Plus, Inc.
3)   Dreyfus Appreciation Fund, Inc.
4)   Dreyfus Asset Allocation Fund, Inc.
5)   Dreyfus Balanced Fund, Inc.
6)   Dreyfus BASIC GNMA Fund
7)   Dreyfus BASIC Money Market Fund, Inc.
8)   Dreyfus BASIC Municipal Fund, Inc.
9)   Dreyfus BASIC U.S. Government Money Market Fund
10)  Dreyfus California Intermediate Municipal Bond Fund
11)  Dreyfus California Tax Exempt Bond Fund, Inc.
12)  Dreyfus California Tax Exempt Money Market Fund
13)  Dreyfus Cash Management
14)  Dreyfus Cash Management Plus, Inc.
15)  Dreyfus Connecticut Intermediate Municipal Bond Fund
16)  Dreyfus Connecticut Municipal Money Market Fund, Inc.
17)  Dreyfus Florida Intermediate Municipal Bond Fund
18)  Dreyfus Florida Municipal Money Market Fund
19)  The Dreyfus Fund Incorporated
20)  Dreyfus Global Bond Fund, Inc.
21)  Dreyfus Global Growth Fund
22)  Dreyfus GNMA Fund, Inc.
23)  Dreyfus Government Cash Management Funds
24)  Dreyfus Growth and Income Fund, Inc.
25)  Dreyfus Growth and Value Funds, Inc.
26)  Dreyfus Growth Opportunity Fund, Inc.
27)  Dreyfus Income Funds
28)  Dreyfus Index Funds, Inc.
29)  Dreyfus Institutional Money Market Fund
30)  Dreyfus Institutional Preferred Money Market Fund
31)  Dreyfus Institutional Short Term Treasury Fund
32)  Dreyfus Insured Municipal Bond Fund, Inc.
33)  Dreyfus Intermediate Municipal Bond Fund, Inc.
34)  Dreyfus International Funds, Inc.
35)  Dreyfus Investment Grade Bond Funds, Inc.
36)  The Dreyfus/Laurel Funds, Inc.
37)  The Dreyfus/Laurel Funds Trust
38)  The Dreyfus/Laurel Tax-Free Municipal Funds
39)  Dreyfus LifeTime Portfolios, Inc.
40)  Dreyfus Liquid Assets, Inc.
41)  Dreyfus Massachusetts Intermediate Municipal Bond Fund
42)  Dreyfus Massachusetts Municipal Money Market Fund
43)  Dreyfus Massachusetts Tax Exempt Bond Fund
44)  Dreyfus MidCap Index Fund
45)  Dreyfus Money Market Instruments, Inc.
46)  Dreyfus Municipal Bond Fund, Inc.
47)  Dreyfus Municipal Cash Management Plus
48)  Dreyfus Municipal Money Market Fund, Inc.
49)  Dreyfus New Jersey Intermediate Municipal Bond Fund
50)  Dreyfus New Jersey Municipal Bond Fund, Inc.
51)  Dreyfus New Jersey Municipal Money Market Fund, Inc.
52)  Dreyfus New Leaders Fund, Inc.
53)  Dreyfus New York Insured Tax Exempt Bond Fund
54)  Dreyfus New York Municipal Cash Management
55)  Dreyfus New York Tax Exempt Bond Fund, Inc.
56)  Dreyfus New York Tax Exempt Intermediate Bond Fund
57)  Dreyfus New York Tax Exempt Money Market Fund
58)  Dreyfus 100% U.S. Treasury Intermediate Term Fund
59)  Dreyfus 100% U.S. Treasury Long Term Fund
60)  Dreyfus 100% U.S. Treasury Money Market Fund
61)  Dreyfus 100% U.S. Treasury Short Term Fund
62)  Dreyfus Pennsylvania Intermediate Municipal Bond Fund
63)  Dreyfus Pennsylvania Municipal Money Market Fund
64)  Dreyfus Premier California Municipal Bond Fund
65)  Dreyfus Premier Equity Funds, Inc.
66)  Dreyfus Premier International Funds, Inc.
67)  Dreyfus Premier GNMA Fund
68)  Dreyfus Premier Worldwide Growth Fund, Inc.
69)  Dreyfus Premier Insured Municipal Bond Fund
70)  Dreyfus Premier Municipal Bond Fund
71)  Dreyfus Premier New York Municipal Bond Fund
72)  Dreyfus Premier State Municipal Bond Fund
73)  Dreyfus Premier Value Fund
74)  Dreyfus Short-Intermediate Government Fund
75)  Dreyfus Short-Intermediate Municipal Bond Fund
76)  The Dreyfus Socially Responsible Growth Fund, Inc.
77)  Dreyfus Stock Index Fund, Inc.
78)  Dreyfus Tax Exempt Cash Management
79)  The Dreyfus Third Century Fund, Inc.
80)  Dreyfus Treasury Cash Management
81)  Dreyfus Treasury Prime Cash Management
82)  Dreyfus Variable Investment Fund
83)  Dreyfus Worldwide Dollar Money Market Fund, Inc.
84)  General California Municipal Bond Fund, Inc.
85)  General California Municipal Money Market Fund
86)  General Government Securities Money Market Fund, Inc.
87)  General Money Market Fund, Inc.
88)  General Municipal Bond Fund, Inc.
89)  General Municipal Money Market Fund, Inc.
90)  General New York Municipal Bond Fund, Inc.
91)  General New York Municipal Money Market Fund

(b)
                                                            Positions and
Name and principal  Positions and offices with              offices with
business address         the Distributor                    Registrant
------------------  ---------------------------             -------------

Marie E. Connolly+    Director, President, Chief             President and
                      Executive Officer and Compliance       Treasurer
                      Officer

Joseph F. Tower, III+ Director, Senior Vice President,       Vice President
                      Treasurer and Chief Financial Officer  and Assistant
                                                             Treasurer

Mary A. Nelson+       Vice President                         Vice President
                                                             and Assistant
                                                             Treasurer

Paul Prescott+        Vice President                         None

Jean M. O'Leary+      Assistant Secretary and                None
                      Assistant Clerk

John W. Gomez+        Director                               None

William J. Nutt+      Director                               None


--------------------------------
 +  Principal business address is 60 State Street, Boston, Massachusetts 02109.

Item 28.   Location of Accounts and Records
           --------------------------------

                 1. First Data Investor Services Group, Inc., a subsidiary of First Data Corporation
                     P.O. Box 9671
                     Providence, Rhode Island 02940-9671

                 2.  Mellon Bank, N.A.
                     One Mellon Bank Center
                     Pittsburgh, PA 15258

                 3.  Dreyfus Transfer, Inc.
                     P.O. Box 9671
                     Providence, Rhode Island 02940-9671

                 4.  The Dreyfus Corporation
                     200 Park Avenue
                     New York, New York 10166

Item 29.   Management Services
-------    -------------------

           Not Applicable

Item 30.   Undertakings
--------   ------------

           Not Applicable

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 21st day of July, 1998


       BY:  /s/Marie E. Connolly*
            -----------------------
            MARIE E. CONNOLLY, PRESIDENT

                               POWER OF ATTORNEY

     Each person whose signature appears below on this Amendment to Registration Statement hereby constitutes and appoints Marie E. Connolly, Michael S. Petrucelli, Stephanie D. Pierce and Douglas C. Conroy, and each of them, with full power to act without the other, his/her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him/her and in his/her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all amendments to this Registration Statement (including post-effective amendments and amendments thereto), and to file the same, with all exhibits thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his/her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       Signatures                        Title                      Date
--------------------------     ------------------------------   ----------

/s/ Marie E. Connolly*         President and Treasurer             07/21/98
-------------------------     (Principal Executive Officer)
Marie E. Connolly

/s/ Joseph F. Tower, III*      Assistant Treasurer (Principal      07/21/98
--------------------------     Financial and Accounting Officer)
Joseph F. Tower, III

/s/ Joseph S. DiMartino*       Chairman of the Board               07/21/98
--------------------------
Joseph S. DiMartino

/s/ Lucy Wilson Benson*        Board Member                        07/21/98
--------------------------
Lucy Wilson Benson

/s/ Clifford L. Alexander, Jr. Board Member                        07/21/98
------------------------------
Clifford L. Alexander, Jr.



*BY: /s/ Douglas C. Conroy
     ---------------------
     Douglas C. Conroy,
     Attorney-in-Fact

                               Index of Exhibits
                               -----------------

(1)  Amended and Restated Agreement and Declaration of Trust.

(2)  By-Laws

(4)  Management Agreement

(5)  Distribution Agreement

(7)  Custody Agreement

(15) Rule 18f-3 Plan